TRANSACTIONS WITH RELATED PARTIES (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Transactions With Related Parties
Remuneration of the directors	R$ 1,185,662
Supplementary pension plan	R$ 53,824